Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Profit (loss) for the period	$ 203,251	$ (338,777)	$ 473,238
Adjustments for:	217,545	386,903	357,720
Depreciation of tangible assets (Note 8)	221,576	344,904	319,652
Depreciation of intangible assets	1,021	90	99
Provisions	(262)	(227)	(388)
Income tax (benefits)/expenses (Note 7)	2,804	(427)	1,944
Share of profit of equity-accounted investees, net of tax (Note 26)	(17,650)	(22,976)	(10,917)
Net finance expenses (Note 6)	105,869	80,607	70,057
(Gain)/loss on disposal of assets (Note 8)	(95,813)	(15,068)	(22,727)
Changes in working capital requirements	(82,727)	(20,504)	180,576
Change in cash guarantees (Note 11)	570	8	(12,339)
Change in inventory (Note 12)	27,391	6,745	107,602
Change in receivables from contracts with customers (Note 13)	(105,538)	(25,485)	85,830
Change in accrued income (Note 13)	(2,941)	(331)	12,667
Change in deferred charges and fulfillment costs (Note 13)	1,263	(1,285)	(263)
Change in other receivables (Note 11 and 13)	(4,600)	4,070	(3,826)
Change in trade payables (Note 19)	(1,316)	(1,215)	4,490
Change in accrued payroll (Note 19)	(39)	(3,689)	2,536
Change in accrued expenses (Note 19)	(2,808)	2,698	(10,675)
Change in deferred income (Note 19)	9,998	(5,594)	(4,645)
Change in other payables (Note 19)	(2,113)	2,953	(148)
Change in provisions for employee benefits (Note 18)	(2,594)	621	(653)
Income taxes paid during the period	2,761	12	78
Interest paid (Note 6-20)	(99,744)	(60,999)	(56,084)
Interest received (Note 6-13)	11,446	3,425	6,723
Dividends received from equity-accounted investees (Note 26)	3,021	4,635	7,534
Net cash from (used in) operating activities	255,553	(25,305)	969,785
Net cash from (used in) investing activities
Acquisition of vessels (Note 8)	(523,494)	(413,062)	(224,904)
Proceeds from the sale of vessels (Note 8)	356,730	55,844	78,075
Acquisition of other tangible assets and prepayments (Note 8)	(164)	(142)	(285)
Acquisition of intangible assets (Note 9)	(16,582)	(115)	(221)
Loans from (to) related parties (Note 26)	32,844	2,242	26,443
Proceeds from sale (Purchase of) shares in equity-accounted investees (Note 26)	0	0	2,000
Repayment of loans from related parties	(10,215)	0	0
Lease payments received from finance leases	2,036	1,987	1,786
Net cash from (used in) investing activities	(158,845)	(353,246)	(117,106)
Net cash from (used in) financing activities
(Purchase of) Proceeds from sale of treasury shares (Note 15)	1,080	0	(118,488)
Proceeds from new borrowings (Note 17)	1,270,295	1,509,580	893,827
Repayment of borrowings (Note 17)	(976,670)	(726,032)	(994,989)
Repayment of commercial paper (Note 17)	(279,314)	(303,426)	(359,295)
(Repayment of) Proceeds from sale and leaseback (Note 17)	(22,667)	(22,667)	(22,853)
Repayment of lease liabilities (Note 17)	(25,527)	(54,928)	(37,779)
Transaction costs related to issue of loans and borrowings (Note 17)	(5,871)	(4,422)	(8,083)
Dividends paid (Note 15)	(24,221)	(24,212)	(352,041)
Net cash from (used in) financing activities	(62,895)	373,893	(999,701)
Net increase (decrease) in cash and cash equivalents	33,813	(4,658)	(147,022)
Net cash and cash equivalents at the beginning of the period (Note 14)	152,528	161,478	296,954
Effect of changes in exchange rates	(6,412)	(4,292)	11,546
Net cash and cash equivalents at the end of the period (Note 14)	$ 179,929	$ 152,528	$ 161,478